SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES (Details) - CNY (¥)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating cash flows from operating leases	¥ (95,003)	¥ (90,695)
Operating leases